Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
Granted loans to certain non-executive officers and directors	$ 14.2	$ 4.5
Total principal additions	10.8
Total principal reductions	$ 1.1